COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating leases agreements

RMB

Year ending December 31
2019	53,582
2020	22,193
2021	18,792
2022	4,962
2023	5,034
2024 and thereafter	5,479
Total	110,042